Operations (Tables)	12 Months Ended
Dec. 31, 2012
Operations [Abstract]
Brokerage Fee Across Each Class of Units

Recipient	Nature of Payment	Class A Units	Class B Units
Managing Owner	Managing Owner fee	0.75%	0.75%
Selling Agent	Selling commission	2.00%	0.00%
Managing Owner	Underwriting expenses	0.35%	0.35%
Managing Owner	Clearing, NFA, and exchange fees (capped at)	1.57%	1.57%

Totals		4.67%	2.67%